Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2025
Balance Sheet Components [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets (in thousands):
	As of December 31,
	2025	2024
Prepaid legal	$—	$25
Prepaid insurance	441	37
Prepaid expenses and other current assets	100	7
	$541	$69

Schedule of Accrued Liabilities	Accrued Liabilities (in thousands):
	As of December 31,
	2025	2024
Accrued compensation	$(4,066)	$(3,472)
Accrued other liabilities	(1,915)	(496)
	$(5,981)	$(3,968)